Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Supplemental Cash Flow Information [Abstract]
Advertising expense	$ 22	$ 23	$ 38
Foreign exchange gains (losses)	$ 2	$ 0	$ 4